Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations [Abstract]
Schedule of financial performance and cash flow information	Financial performance and cash flow information
	Year ended December 31,
	2022	2021	2020
Revenue	1,887,410	4,960,693	9,540,775
Cost of revenue	(2,183,080)	(4,228,577)	(7,208,923)
Expenses	(3,486,626)	(4,353,466)	(6,533,339)
Other income/expenses - net	(5,133,118)	(8,778,160)	(2,027,461)
Profit before tax	(8,915,414)	(12,399,510)	(6,228,948)
Income tax	-	(17,463,604)	1,556,824
Profit after tax	(8,915,414)	(29,863,114)	(4,672,124)
			-
Net cash from operating activities	(2,733,104)	(3,872,380)	(5,901,544)
Net cash from investing activities	-	(1,926)	(8,494)
Net cash from financing activities	-	-	-

Net cash decrease of disposed subsidiaries	(2,733,104)	(3,874,306)	(5,910,038)

Schedule of details of sale of the subsidiary	Details of sale of the subsidiary
Fair value of the consideration	10,000,000
Net asset of the disposed asset	(15,166,042)
Loss on sale before reclassification of foreign currency translation reserve	(5,166,042)
Reclassification of foreign currency translation reserve	(4,027,694)
Loss on disposal of discontinued operations	(9,193,736)

Schedule of carrying amount of the investment cost of the disposed assets	Carrying amount of the investment cost of the disposed assets:
Cash	8,695,890
Trade receivables	2,335,650
Other current assets	97,966
Investment property-net	6,390,022
Other long-term assets	2,890,967
Total assets	20,410,495

Short-term loan	(1,087,154)
Tax payables	(2,775,363)
Other liabilities	(1,381,936)
Total liabilities	(5,244,453)

Net assets	15,166,042